Stralem Fund
                               645 Madison Avenue
                            New York, New York 10022

                                          May 2, 2003

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

                  Re:      Stralem Fund
                           File No. 2-34277
                           ----------------

Ladies and Gentlemen:

         On behalf of Stralem Fund ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2003.

         If you have any questions or comments regarding this filing, please call George P. Attisano of Kramer Levin Naftalis & Frankel LLP, Registrant's Counsel, at (212) 715-9555.

                                          Very truly yours,

                                          Stralem Fund


                                          By:  /s/Philippe E. Baumann
                                               --------------------------------
                                               Philippe E. Baumann
                                               President